PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 454.6	$ 659.0
Service costs	10.2	22.7
Interest costs	23.5	17.4
Plan participants' contributions	5.0	4.7
Actuarial loss (gain) arising from:
Financial assumptions	38.4	(215.2)
Participant experience	3.1	3.5
Benefits and settlements paid	(15.7)	(37.5)
Benefit obligations at the end of the year	519.1	454.6
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	17.0	38.9
Service costs	0.4	0.9
Interest costs	0.9	1.0
Actuarial loss (gain) arising from:
Financial assumptions	1.5	(12.6)
Demographic assumptions		(2.4)
Participant experience		(6.2)
Benefits and settlements paid	(0.8)	(0.7)
Plan amendments and other		(1.9)
Benefit obligations at the end of the year	$ 19.0	$ 17.0